BASIC AND DILUTED INCOME PER SHARE - Weighted-Average Number of Ordinary Shares Outstanding After Adjustment (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Weighted-average number of ordinary shares, basic (in shares)	37,083,262	35,828,204	30,886,559
Effect of share options and warrants on issue (in shares)	495,252	1,003,403	2,859,977
Effect of contingently issuable ordinary shares related to business combinations (in shares)	963,652	1,380,501	0
Weighted-average number of ordinary shares, diluted (in shares)	38,542,166	38,212,108	33,746,536